INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2022
Intangibles
Schedule of intangible assets

		Commercial
	Brands	intangibles	Software	Others	Total
Acquisition cost
At December 31, 2020	5,653.3	3,284.5	2,238.2	1,100.8	12,276.8
Effects of movements in foreign exchange in the balance sheet	123.7	16.3	(20.9)	(4.6)	114.5
Effects of application of IAS 29 (hyperinflation)	622.0	56.1	103.8	149.1	931.0
Additions	-	-	26.0	340.1	366.1
Disposal	(31.0)	-	(13.4)	-	(44.4)
Transfers from/(to) other asset categories	(39.0)	(8.5)	625.3	(206.9)	370.9
At December 31, 2021	6,329.0	3,348.4	2,959.0	1,378.5	14,014.9
Effects of movements in foreign exchange in the balance sheet	(1,096.2)	(114.3)	(351.3)	(308.4)	(1,870.2)
Effects of application of IAS 29 (hyperinflation)	930.3	71.3	338.7	292.3	1,632.6
Additions	-	-	6.9	220.5	227.4
Disposal	-	-	(0.1)	-	(0.1)
Transfers from/(to) other asset categories	-	3.2	1,400.7	(364.1)	1,039.8
At December 31, 2022	6,163.1	3,308.6	4,353.9	1,218.8	15,044.4

		Commercial
	Brands	intangibles	Software	Others	Total
Amortization
At December 31, 2020	-	(2,584.4)	(1,458.3)	(653.5)	(4,696.2)
Effects of movements in foreign exchange in the balance sheet	-	13.1	15.1	20.7	48.9
Effects of application of IAS 29 (hyperinflation)	-	(56.0)	(83.8)	(139.7)	(279.5)
Amortization	-	(58.4)	(299.7)	(46.8)	(404.9)
Disposal	-	-	14.1	-	14.1
Transfers from/(to) other asset categories	-	8.5	(16.7)	(0.1)	(8.3)
At December 31, 2021	-	(2,677.2)	(1,829.3)	(819.4)	(5,325.9)
Effects of movements in foreign exchange in the balance sheet	-	69.6	220.7	212.4	502.7
Effects of application of IAS 29 (hyperinflation)	-	(71.2)	(211.8)	(215.5)	(498.5)
Amortization	-	(58.1)	(401.1)	(43.0)	(502.2)
Disposal	-	-	0.1	-	0.1
Transfers from/(to) other asset categories	-	-	1.6	-	1.6
At December 31, 2022	-	(2,736.9)	(2,219.8)	(865.5)	(5,822.2)

Carrying amount:
At December 31, 2021	6,329.0	671.2	1,129.7	559.1	8,689.0
At December 31, 2022	6,163.1	571.7	2,134.1	353.3	9,222.2

Schedule of carrying value of intangible assets with indefinite useful lives

	2022	2021
Argentina	2,019.2	1,917.1
Bolivia	894.5	956.7
Canada	206.4	235.2
Chile	78.5	84.8
Luxembourg	339.6	339.6
Paraguay	542.7	616.3
Dominican Republic	1,593.0	1,670.4
Panama	358.8	383.8
Uruguay	130.4	125.1
	6,163.1	6,329.0